Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Long-Term Debt [Table Text Block]
(In thousands)	December 31,	December 31,
	2012	2011
Senior Secured Credit Facilities:
Term Loan A Facility Due 2014	$846,890	$1,087,090
Term Loan B Facility Due 2016	7,714,843	8,735,912
Term Loan C - Asset Sale Facility Due 2016 (1)	513,732	670,845
Revolving Credit Facility Due 2014	-	1,325,550
Delayed Draw Term Loan Facilities Due 2016	-	976,776
Receivables Based Facility Due 2014	-	-
Priority Guarantee Notes Due 2019	1,999,815	-
Priority Guarantee Notes Due 2021	1,750,000	1,750,000
Other Secured Subsidiary Debt	25,507	30,976
Total Consolidated Secured Debt	12,850,787	14,577,149

Senior Cash Pay Notes Due 2016	796,250	796,250
Senior Toggle Notes Due 2016	829,831	829,831
Clear Channel Senior Notes:
5.0% Senior Notes Due 2012	-	249,851
5.75% Senior Notes Due 2013	312,109	312,109
5.5% Senior Notes Due 2014	461,455	461,455
4.9% Senior Notes Due 2015	250,000	250,000
5.5% Senior Notes Due 2016	250,000	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000
Subsidiary Senior Notes:
9.25 % Series A Senior Notes Due 2017	-	500,000
9.25 % Series B Senior Notes Due 2017	-	2,000,000
6.5 % Series A Senior Notes Due 2022	735,750	-
6.5 % Series B Senior Notes Due 2022	1,989,250	-
Subsidiary Senior Subordinated Notes:
7.625 % Series A Senior Notes Due 2020	275,000	-
7.625 % Series B Senior Notes Due 2020	1,925,000	-
Other Clear Channel Subsidiary Debt	5,586	19,860
Purchase accounting adjustments and original issue discount	(408,921)	(514,336)
	20,747,097	20,207,169
Less: current portion	381,728	268,638
Total long-term debt	$20,365,369	$19,938,531

Schedule of Debt Repurchases, Maturities and Other [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
CC Investments
Principal amount of debt repurchased	$-	$-	$185,185
Deferred loan costs and other	-	-	104
Gain recorded in "Other income (expense) - net"(2)	-	-	(60,289)
Cash paid for repurchases of long-term debt	$-	$-	$125,000

CC Finco, LLC
Principal amount of debt repurchased	$-	$80,000	$-
Purchase accounting adjustments(1)	-	(20,476)	-
Gain recorded in "Other income (expense) - net"(2)	-	(4,274)	-
Cash paid for repurchases of long-term debt	$-	$55,250	$-

Schedule of Maturities of Long-Term Debt [Table Text Block]
(in thousands)
2013	$381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754
Total (1)	$21,156,018